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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

04-03    GF     7700    14.4700      18.09           Weeden & Co.
04-04   " "     7700    14.1153      17.55                 " "
04-05   " "     7700    13.6218      17.32                 " "
04-06   " "     3600    13.9844      18.44                 " "
04-07   " "     5600    14.3304      18.87                 " "
04-10   " "     6800    14.6682      18.92                 " "
04-11   " "     6800    14.4862      18.04                 " "
04-12   " "     6300    14.3522      17.74                 " "
04-13   " "     6800    14.0625      17.46                 " "
04-14   " "     6600    13.0795      17.25                 " "
04-17   " "     5000    12.7813      17.02                 " "
04-18   " "     2500    13.1250      17.01                 " "
04-19   " "     5000    13.0725      17.30                 " "
04-20   " "     4800    13.0260      17.41                 " "
04-24   " "     6000    12.7813      17.48                 " "
04-25   " "     4000    13.2500      17.33                 " "
04-26   " "     5000    13.3500      17.43                 " "
04-27   " "     6700    13.0504      17.04                 " "
04-28   " "     6700    13.3313      17.25                 " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          05/08/00


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